RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectus that would have been filed under Rule 497(c) with respect to Cavanal Hill U.S. Treasury Fund, Cavanal Hill Government Securities Money Market Fund, Cavanal Hill Limited Duration Fund, Cavanal Hill Moderate Duration Fund, Cavanal Hill Bond Fund, Cavanal Hill Strategic Enhanced Yield Fund, Cavanal Hill Ultra Short Tax-Free Income Fund, Cavanal Hill Active Core Fund, Cavanal Hill Mid Cap Core Equity Fund, Cavanal Hill Opportunistic Fund and Cavanal Hill World Energy Fund and would not have differed from that contained in Post-Effective Amendment No. 77 filed on December 21, 2018 and effective on December 26, 2018 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 77 was filed electronically.

/s/ James L. Huntzinger*
James L. Huntzinger, President

* By Amy E. Newsome,
Attorney in Fact

December 28, 2018